Administration Expenses	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Administration Expenses
11
– Administration Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Corporate administration	$2,128	$2,309
Employee benefits and salaries	2,276	2,262
Professional fees	924	785

Administration expenses before share based compensation	$5,328	$5,356
Equity settled share based compensation (a non-cash expense)	3,007	2,918

Total administration expenses	$8,335	$8,274